Stock-based Compensation - Summary of Stock Option Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares, Beginning balance	25,429,000	7,114,250
Shares Granted	46,521,000	24,345,000
Shares Exercised	(78,750)	(895,000)
Shares Forfeited	(8,322,500)	(5,135,250)
Shares, Ending balance	63,548,750	25,429,000
Weighted Average Exercise Price Per Share	$ 0.84	$ 0.20
Vested and exercisable as of December 31, 2015	7,583,000
Weighted Average Exercise Price Per Share, Granted	$ 1.81	0.88
Expected to vest as of December 31, 2015	50,175,237
Weighted Average Exercise Price Per Share, Exercised	$ 0.37	0.22
Weighted Average Exercise Price Per Share, Forfeited	1.64	0.25
Weighted Average Exercise Price Per Share	1.45	$ 0.84
Vested and exercisable as of December 31, 2015	0.78
Expected to vest as of December 31, 2015	$ 1.41
Weighted Average Remaining Contractual Life	7 years 10 months 6 days	5 years 7 months 24 days
Vested and exercisable as of December 31, 2015	4 years 5 months 27 days
Expected to vest as of December 31, 2015	7 years 8 months 23 days
Aggregate Intrinsic Value	$ 87,401	$ 30,302
Vested and exercisable as of December 31, 2015	7,472
Expected to vest as of December 31, 2015	$ 70,565